Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other non-current assets

FOR THE YEAR ENDED DECEMBER 31	NOTE	2017	2016
Net assets of post-employment benefit plans	22	262	403
Investments(1)		106	88
AFS publicly-traded and privately-held investments	24	103	103
Long-term notes and other receivables		101	63
Derivative assets	24	51	126
Other		277	227
Total other non-current assets		900	1,010

(1)	These amounts have been pledged as security related to obligations for certain employee benefits and are not available for general use.